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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004
                                               ------------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Investor AB
Address:      Arsenalsgatan 8C, S-103, 32
              Stockholm, Sweden

Form 13F File Number:  028-03431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   Mr. Michael Oporto                    Mr. Henry Gooss
Title:                  Attorney-in-Fact                      Attorney-in-Fact
Phone:                  (212) 515-9000                        (212) 515-9000

Signature, Place, and Date of Signing:

/s/  Michael Oporto          New York, New York         May 14, 2004
-------------------          ------------------------   -----------------
(Signature)                  (City, State)              (Date)

/s/  Henry Gooss             New York, New York         May 14, 2004
-----------------            -------------------------  -----------------
(Signature)                  (City, State)              (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                         4
                                                    --------
Form 13F Information Table Entry Total:                   14
                                                    --------
Form 13F Information Table Value Total:             $289,156
                                                    --------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.           Form 13F File Number            Name
---           --------------------            ----
1.            Not Known                       Investor Trading AB
2.            Not Known                       Investor Growth Capital Limited
3.            Not Known                       Investor Group L.P.
4.            Not Known                       Duba AB

                                                        Investor AB
                                                          Form 13F
                                                 Quarter ended March 31, 2004

                         Title                Value      Shares/
                         of                   (x         Prn          Sh/   Put/   Investment   Other         Voting Authority
Name of Issuer           Class    CUSIP       $1,000)    Amt          Prm   Call   Discretion   Managers   Sole   Shared      None
------------------------------------------------------------------------------------------------------------------------------------

ABBOT LABS INC           COM      002824100       1,153       30,000  SH           Defined        1                30,000
------------------------------------------------------------------------------------------------------------------------------------
AMGEN INC                COM      031162100         611       10,500  SH           Defined        1                10,500
------------------------------------------------------------------------------------------------------------------------------------
AMKOR TECHNOLOGY INC     COM      031652100      16,093    1,100,000  SH           Defined        2             1,100,000
------------------------------------------------------------------------------------------------------------------------------------
AXCAN PHARMA INC         COM      054923107      20,171    1,058,837  SH           Defined       2, 3           1,058,837
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LN MTG      COM      313400301       1,751       30,000  SH           Defined        1                30,000
CORP
------------------------------------------------------------------------------------------------------------------------------------
FINISAR                  COM      31787A101         159       73,712  SH           Defined       2, 3              73,712
------------------------------------------------------------------------------------------------------------------------------------
ILINC COMMUNICATIONS INC COM      451724108         735      750,000  SH           Defined       2, 3             750,000
------------------------------------------------------------------------------------------------------------------------------------
INTUITIVE SURGICAL INC   COM NEW  46120E602      21,425    1,264,772  SH           Defined       2, 3           1,264,772
------------------------------------------------------------------------------------------------------------------------------------
ISTA PHARMACEUTICALS     COM NEW  45031X204      44,029    3,421,051  SH           Defined       2, 3           3,421,051
INC
------------------------------------------------------------------------------------------------------------------------------------
KYPHON INC               COM      501577100      91,019    3,806,748  SH           Defined       2, 3           3,806,748
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC               COM      717081103       1,402       40,000  SH           Defined        1                40,000
------------------------------------------------------------------------------------------------------------------------------------
TESSERA TECHNOLOGIES     COM      88164L100      87,103    4,770,161  SH           Defined        3             4,770,161
INC
------------------------------------------------------------------------------------------------------------------------------------
WHIRLPOOL CORP           COM      963320106         689       10,000  SH           Defined        1                10,000
------------------------------------------------------------------------------------------------------------------------------------
WYETH                    COM      983024100       2,816       75,000  SH           Defined        1                75,000
------------------------------------------------------------------------------------------------------------------------------------

REPORT SUMMARY           14 DATA RECORDS        289,156  4 OTHER  MANAGERS  ON
                                                         WHOSE  BEHALF REPORT IS
                                                         FILED